LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2023	2024
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities–- current	119,344	145,663
Operating lease liabilities–- non-current	557,136	330,740
Total operating lease liabilities	676,480	476,403
Operating lease right-of-use assets, net	660,138	448,555

Financing leases:
Financing lease liabilities–- current	36,587	—
Total financing lease liabilities	36,587	—
Financing lease right-of-use assets, net	82,293	—

Schedule of components of lease expenses

(a) The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	172,625	146,561
Interest of lease liabilities	30,856	17,691
Expenses for short-term lease within 12 months	12,634	7,350
Total lease cost	216,115	171,602

Schedule of supplemental cash flow information related to leases

(b) Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	101,340	157,422
Operating cash outflows for finance leases	8,910	1,976
Financing cash outflows for finance leases	280,833	36,587
Total cash paid for amounts included in the measurement of lease liabilities:	391,083	195,985

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	348,901	44,802

Schedule of supplemental balance sheet information related to leases

(c) Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2023		2024
Weighted-average remaining lease term	5.69	years	3.80	years
Weighted-average discount rate	6.48%		5.42%

Financing leases:

	As of December 31,
	2023		2024
Weighted-average remaining lease term	0.56	years	—
Weighted-average discount rate	5.00%		—

Schedule of operating lease liabilities

(d) Maturities of operating lease liabilities were as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31,
2025	147,579
2026	127,232
2027	118,668
Thereafter	120,631
Total undiscounted lease payments	514,110
Less: imputed interest	37,707
Total lease liabilities	476,403